Property, Plant and Equipment (Property, Plant and Equipment) (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Utility:
Generation	$ 19,250	$ 17,602
Transmission	16,669,000,000	15,335,000,000
Distribution	18,549,000,000	17,408,000,000
Storage	2,905,000,000	2,887,000,000
Nuclear fuel	1,626,000,000	1,599,000,000
Gas gathering and processing	307,000,000	219,000,000
Oil and gas	1,763,000,000	1,720,000,000
General and other	1,476,000,000	1,514,000,000
Plant under construction	2,385,000,000	7,765,000,000
Total utility	64,930,000,000	66,049,000,000
Nonutility:
Merchant generation-nuclear	1,550,000,000	1,452,000,000
Merchant generation-other	3,802,000,000	4,992,000,000
Nuclear fuel	1,025,000,000	968,000,000
Gas gathering and processing	185,000,000	630,000,000
LNG facility	3,977,000,000
Other-including plant under construction	1,109,000,000	732,000,000
Total nonutility	11,648,000,000	8,774,000,000
Total property, plant and equipment	76,578,000,000	74,823,000,000
Virginia Electric and Power Company
Utility:
Generation	19,250,000,000	17,602,000,000
Transmission	9,392,000,000	8,332,000,000
Distribution	11,785,000,000	11,151,000,000
Nuclear fuel	1,626,000,000	1,599,000,000
General and other	821,000,000	794,000,000
Plant under construction	1,639,000,000	2,840,000,000
Total utility	44,513,000,000	42,318,000,000
Nonutility:
Other-including plant under construction	11,000,000	11,000,000
Total property, plant and equipment	44,524,000,000	42,329,000,000
Dominion Energy Gas Holdings, LLC
Utility:
Transmission	6,790,000,000	6,510,000,000
Distribution	7,000,000	6,000,000
Storage	2,615,000,000	2,619,000,000
Gas gathering and processing	32,000,000	30,000,000
General and other	171,000,000	171,000,000
Plant under construction	732,000,000	4,783,000,000
Total utility	10,347,000,000	14,119,000,000
Nonutility:
LNG facility	3,977,000,000
Other-including plant under construction	376,000,000	133,000,000
Total nonutility	4,353,000,000	133,000,000
Total property, plant and equipment	$ 14,700,000,000	$ 14,252,000,000